Current and long-term debt - Convertible Rate Adjustments (Details)	May 21, 2021 USD ($)	Mar. 02, 2021 USD ($)
Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000
Convertible conversion rate		0.02666170
Increase in conversion rate		0.00018060
Convertible Senior Notes Due 2022 and 2025
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000
Convertible conversion rate	0.02678790
Increase in conversion rate	0.00012620